PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Other post-employment benefits cost (Details) - Other post-employment benefit cost - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Pension benefit obligations at beginning of year	Rp 419	Rp 510
Service costs	4	6
Interest income	29	26
Actuarial (gain) losses recognised in OCI	15	(24)
Benefits paid by employer	(101)	(99)
Pension benefit obligations at end of year	Rp 366	Rp 419